UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2010

Date of reporting period:	December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—83.3%
Airlines—3.0%
$8,760	American Airlines Pass Through Trust, 8.608%, 10/1/12	Ba3/B+	$8,234,400
10,000	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)	B2/B	10,500,000
	Continental Airlines, Inc.,
3,605	6.90%, 7/2/18	Ba2/BB-	3,370,557
8,358	6.92%, 4/2/13 (a)(b)(f)(k) (acquisition cost $7,633,924; purchased 7/1/03)	NR/NR	7,790,153
10,000	9.00%, 7/8/16	Baa2/A-	10,600,000
			40,495,110
Automotive—1.7%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Caa1/CCC	3,925,000
5,900	7.50%, 8/1/26	Caa1/CCC	4,675,750
5,000	9.215%, 9/15/21	Caa1/CCC	4,675,000
9,450	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	B1/B+	9,875,250
			23,151,000
Banking—12.8%
12,500	AmSouth Bancorp, 6.75%, 11/1/25	Ba1/BBB-	8,965,663
160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	158,000
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(d)	Baa3/BB	4,845,000
£29,775	Barclays Bank PLC, 14.00%, 11/29/49 (g)	Baa2/BBB+	61,785,530
$1,100	First Horizon National Corp., 4.50%, 5/15/13	Baa2/BB+	994,874
15,000	Lloyds TSB Bank PLC, 12.00%, 12/31/49 (a)(b)(d)(f)(g)(k) (acquisition cost $15,000,000; purchased 12/15/09)	Ba1/BB	14,728,329
21,610	M&I Marshall & Ilsley Bank, 4.85%, 6/16/15 (j)	Baa1/BBB-	16,969,058
26,000	Rabobank Nederland NV, 11.00%, 6/29/49 (a)(d)(g)(j)	Aa2/AA-	31,788,640
	Regions Financial Corp.,
6,200	0.421%, 6/26/12, FRN (j)	Baa3/BBB	5,574,339
6,000	7.375%, 12/10/37	Ba1/BBB-	4,924,062
10,000	7.75%, 11/10/14 (j)	Baa3/BBB	9,872,010
£2,347	Royal Bank of Scotland PLC, 5.049%, 4/6/11, VRN	NR/NR	3,524,000
$1,000	Scotland International Finance No. 2 BV, 4.25%, 5/23/13 (a)(d)	Baa3/BBB	929,246
8,000	Swedbank AB, 9.00%, 12/29/49 (a)(d)(g)	Ba1/BB	7,600,360
			172,659,111
Computer Services—0.7%
9,000	SunGard Data Systems, Inc., 10.25%, 8/15/15	Caa1/B-	9,630,000

Electric—0.1%
578	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba1/BB	604,422

Entertainment—0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	Ba1/BB	583,000

Financial Services—31.2%
16,710	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(d)	Caa1/B	6,015,600
	American General Finance Corp.,
2,000	0.553%, 8/17/11, FRN	B2/BB+	1,671,310
€10,000	4.625%, 6/22/11	B2/NR	12,489,290
$2,925	4.875%, 7/15/12	B2/BB+	2,398,889
10,000	5.40%, 12/1/15	B2/BB+	6,883,090

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$29,200	5.625%, 8/17/11	B2/BB+	$25,479,862
2,515	5.85%, 6/1/13	B2/BB+	1,988,784
3,000	6.90%, 12/15/17	B2/BB+	2,085,918
25,000	Aviation Capital Corp., 2.224%, 8/8/12 (a)(b)(f)(k) (acquisition cost $17,500,000; purchased 6/11/09)	NR/NR	18,932,278
£15,000	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	16,592,572
$5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a)(d)(e)	NR/NR	900,000
5,000	Capital One Capital III, 7.686%, 8/15/36 (j)	Baa2/BB	4,650,000
6,100	Capital One Capital VI, 8.875%, 5/15/40	Baa2/BB	6,542,250
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a)(d)	B3/B+	5,659,500
	Ford Motor Credit Co. LLC,
11,400	3.034%, 1/13/12, FRN	B3/B-	10,616,250
825	7.00%, 10/1/13	B3/B-	824,425
13,000	7.50%, 8/1/12	B3/B-	13,117,507
600	7.80%, 6/1/12	B3/B-	606,779
14,000	8.00%, 6/1/14	B3/B-	14,388,234
15,000	8.70%, 10/1/14	B3/B-	15,697,515
	GMAC, Inc.,
2,000	6.00%, 12/15/11	Ca/CCC	1,959,244
5,000	6.75%, 12/1/14	Ca/CCC	4,754,075
3,720	7.00%, 2/1/12	Ca/CCC	3,646,660
35,200	7.50%, 12/31/13 (a)(d)	Ca/CCC	34,320,000
26,270	8.00%, 11/1/31	Ca/CCC	23,692,913
3,000	ILFC E-Capital Trust I,
	5.90%, 12/21/65, (converts to FRN on 12/21/10) (a)(b)(d)(k) (acquisition cost $1,260,000; purchased 8/31/09-10/6/09)	B3/BBB-	1,590,000
28,430	ILFC E-Capital Trust II,
	6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(b)(d)(k) (acquisition cost $14,110,737; purchased 7/1/03)	B3/BBB-	15,067,900
	International Lease Finance Corp.,
€15,000	1.089%, 8/15/11, FRN	B1/BBB+	18,244,585
$4,070	4.75%, 1/13/12 (j)	B1/BBB+	3,437,746
1,125	4.95%, 2/1/11 (j)	B1/BBB+	1,041,508
6,935	5.00%, 9/15/12 (j)	B1/BBB+	5,818,576
2,000	5.35%, 3/1/12 (j)	B1/BBB+	1,737,036
1,960	5.40%, 2/15/12 (j)	B1/BBB+	1,705,131
1,250	5.45%, 3/24/11	B1/BBB+	1,152,361
6,950	5.55%, 9/5/12 (j)	B1/BBB+	5,790,608
1,000	5.625%, 9/20/13	B1/BBB+	785,028
2,000	5.875%, 5/1/13	B1/BBB+	1,590,862
18,000	6.29%, 10/15/17, VRN (f)	NR/BBB+	11,916,133
30,965	6.375%, 3/25/13 (j)	B1/BBB+	25,476,299
1,500	6.625%, 11/15/13	B1/BBB+	1,208,446
	JET Equipment Trust (a)(d)(e),
33	7.63%, 8/15/12	NR/NR	18,054
162	10.00%, 6/15/12	NR/NR	89,113
2,000	LBG Capital No.1 PLC, 8.50%, 12/29/49 (a)(b)(d)(f)(g)(k) (acquisition cost $1,275,174; purchased 10/22/09)	NR/NR	1,486,032
3,705	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	3,334,500
3,815	Piper Jaffray Equipment Trust Securities, 6.75%, 4/1/11 (a)(b)(d)(f)(k) (acquisition cost $3,532,472; purchased 9/10/09-10/1/09)	NR/NR	3,567,017
2,025	Resona Preferred Global Securities Cayman Ltd., 7.191%, 12/29/49 (a)(d)(g)	Baa1/BBB	1,658,044
5,000	Royal Bank of Scotland Group PLC, 9.118%, 3/31/49 (g)	B3/BB-	4,575,240

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
€4,255	SG Capital Trust I LLC, 7.875%, 11/29/49 (g)	A1/BBB+	$5,952,236
€1,082	SG Capital Trust III, 5.419%, 11/10/13 (g)	A1/BBB+	1,265,205
	SLM Corp.,
€10,000	4.75%, 3/17/14	Ba1/BBB-	12,410,579
$625	5.00%, 10/1/13	Ba1/BBB-	575,437
12,200	5.05%, 11/14/14	Ba1/BBB-	11,015,648
3,150	5.375%, 1/15/13	Ba1/BBB-	2,973,505
32,735	8.45%, 6/15/18	Ba1/BBB-	32,349,283
2,500	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a)(d)(g)	A2/BBB+	2,602,935
896	State Street Capital Trust III,
	8.25%, 3/15/42, (converts to FRN on 3/15/11)	A3/BBB+	918,230
2,000	USB Capital IX, 6.189%, 10/29/49 (g)(j)	A2/BBB+	1,627,500
2,500	Wells Fargo Capital XIII, 7.70%, 12/29/49 (g)	Ba1/A-	2,437,500
			421,331,222
Healthcare & Hospitals—2.3%
	HCA, Inc.,
3,000	7.50%, 12/15/23	Caa1/B-	2,756,232
2,900	8.36%, 4/15/24	Caa1/B-	2,769,500
11,552	9.00%, 12/15/14	Caa1/B-	11,560,248
12,875	9.875%, 2/15/17 (a)(d)	B2/BB-	14,291,250
			31,377,230
Hotels/Gaming—0.3%
	MGM Mirage (a)(d),
1,200	10.375%, 5/15/14	B1/B	1,308,000
2,100	11.125%, 11/15/17	B1/B	2,336,250
			3,644,250
Insurance—13.7%
	American International Group, Inc.,
€5,000	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	3,802,085
£10,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	8,720,184
$3,150	5.85%, 1/16/18 (j)	A3/A-	2,588,585
5,000	6.25%, 5/1/36 (j)	A3/A-	3,722,645
€6,200	8.00%, 5/22/38, (converts to FRN on 5/22/18)	Ba2/BBB	5,626,368
$37,250	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	24,864,375
30,750	8.25%, 8/15/18 (j)	A3/A-	28,912,780
£50,400	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	52,088,565
$16,500	MetLife Capital Trust X, 9.25%, 4/8/38, VRN (a)(d)(j)	Baa2/BBB	18,810,000
	Pacific Life Insurance Co.,
2,000	7.90%, 12/30/23 (a)(b)(d)(k) (acquisition cost $2,015,000; purchased 11/9/09)	A3/A	1,931,920
23,875	9.25%, 6/15/39 (a)(d)(j)	A3/A	27,646,152
4,000	Progressive Corp., 6.70%, 6/15/67, (converts to FRN 6/15/17)	A2/A-	3,544,456
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39 (j)	Baa1/BBB+	3,573,643
			185,831,758
Machinery—0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,613,000

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Multi-Media—0.6%
$5,000	Columbus International, Inc., 11.50%, 11/20/14 (a)(b)(d)(k) (acquisition cost $5,000,000; purchased 11/13/09)	B2/B	$5,275,000
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14 (a)(d)	Caa1/B	2,326,302
			7,601,302
Oil & Gas—3.3%
	Chesapeake Energy Corp.,
$8,500	6.875%, 11/15/20	Ba3/BB	8,245,000
7,150	9.50%, 2/15/15	Ba3/BB	7,882,875
	Cie Generale de Geophysique-Veritas,
4,640	7.50%, 5/15/15	Ba3/BB	4,628,400
1,000	7.75%, 5/15/17	Ba3/BB	997,500
5,000	El Paso Corp., 8.05%, 10/15/30	Ba3/BB-	4,740,955
3,000	Enbridge Energy Partners L.P.,
	8.05%, 10/1/77, (converts to FRN on 10/1/17)	Baa3/BB+	2,792,877
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B	4,972,500
10,025	SandRidge Energy, Inc., 8.625%, 4/1/15, PIK	B3/B+	10,075,125
			44,335,232
Paper/Paper Products—1.3%
8,045	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B-	7,723,200
	Weyerhaeuser Co.,
5,000	7.375%, 10/1/19	Ba1/BBB-	5,234,155
5,000	7.375%, 3/15/32	Ba1/BBB-	4,752,890
			17,710,245
Printing/Publishing—0.2%
1,000	Hollinger, Inc., 11.875%, 3/1/11 (a)(b)(d)(e)(f)(k) (acquisition cost $1,000,000; purchased 9/29/04)	NR/NR	49,876
3,075	Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	Caa3/CCC-	1,998,750
			2,048,626
Real Estate Investment Trust—0.1%
2,000	Host Hotels & Resorts L.P., 6.375%, 3/15/15	Ba1/BB+	1,970,000

Technology—1.8%
	Sensata Technologies BV,
9,375	8.00%, 5/1/14	Caa2/CCC-	9,234,375
€10,700	11.25%, 1/15/14	Caa3/NR	15,658,851
			24,893,226
Telecommunications—7.4%
$23,850	Frontier Communications Corp., 9.00%, 8/15/31	Ba2/BB	23,551,875
	Hawaiian Telcom Communications, Inc. (b)(e),
8,815	9.75%, 5/1/13	NR/NR	198,338
900	zero coupon, 5/1/13, FRN	NR/NR	20,250
	Intelsat Corp.,
14,625	6.875%, 1/15/28	B1/BB-	12,577,500
1,000	9.25%, 6/15/16	B3/BB-	1,037,500
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Ba1/BBB-	12,388,000
3,140	Nortel Networks Ltd., 10.125%, 7/15/13 (e)	NR/NR	2,260,800
10,250	Qwest Corp., 8.375%, 5/1/16	Ba1/BBB-	11,044,375
25,970	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB	24,606,575
4,200	Telesat Canada, 12.50%, 11/1/17	Caa1/B-	4,641,000
7,500	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (a)(d)	B2/B+	8,062,500
			100,388,713

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Transportation—0.2%
$2,000	Kansas City Southern de Mexico S.A. de C.V., 9.375%, 5/1/12	B2/B+	$2,085,000

Utilities—2.4%
2,000	Aes Dominicana Energia Finance S.A., 11.00%, 12/13/15 (a)(d)	NR/B-	1,970,000
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	Caa3/B+	4,464,115
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	NR/B+	5,456,141
19,450	Legrand France S.A., 8.50%, 2/15/25	Baa2/BBB	20,368,001
			32,258,257
	Total Corporate Bonds & Notes (cost—$1,004,828,326)		1,125,210,704

MORTGAGE-BACKED SECURITIES—5.8%
3,023	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/B+	1,740,324
429	American Home Mortgage Investment Trust, 5.66%, 9/25/45, CMO, FRN	A1/A	339,035
16,300	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	Caa1/NR	13,530,760
109	Banc of America Mortgage Securities, Inc., 5.404%, 2/25/36, CMO, FRN	NR/A-	83,502
31,036	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)(f)	Aaa/NR	19,382,381
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
18,201	3.789%, 8/25/35	B3/CCC	12,197,362
97	4.991%, 1/25/35	A1/AA+	82,824
1,248	5.446%, 5/25/47	NR/CCC	884,094
	Chase Mortgage Finance Corp., CMO, FRN,
500	5.427%, 3/25/37	B3/NR	395,725
873	6.02%, 9/25/36	Ba1/NR	740,713
7,592	Citigroup Commercial Mortgage Trust, 5.499%, 7/17/17, CMO (a)(d)(f)	Aaa/NR	5,012,291
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
342	5.671%, 11/25/36	NR/CCC	223,588
684	5.877%, 7/25/37	Caa2/BB	500,438
2,486	5.978%, 9/25/37	NR/AAA	1,743,908
	Countrywide Alternative Loan Trust, CMO,
1,064	5.882%, 2/25/37, VRN	NR/CCC	729,295
764	6.00%, 11/25/36	Caa1/NR	497,149
426	6.50%, 6/25/36	Caa2/NR	265,116
225	Countrywide Home Loan Mortgage Pass Through Trust,
	6.048%, 9/25/47, CMO, VRN	NR/CCC	156,873
98	First Horizon Alternative Mortgage Securities,
	5.387%, 9/25/35, CMO, FRN	B3/NR	67,978
314	First Horizon Asset Securities, Inc., 5.830%, 5/25/37, CMO, FRN	NR/B	221,405
	Harborview Mortgage Loan Trust, CMO, VRN,
1,842	5.75%, 8/19/36	NR/CCC	1,150,860
189	5.83%, 8/19/36	NR/B	116,605
2,200	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.794%, 2/12/51, CMO, VRN	Aaa/A+	1,924,512
400	LB-UBS Commercial Mortgage Trust, 5.372%, 9/15/39, CMO	Aaa/AAA	382,043
709	Merrill Lynch Alternative Note Asset, 5.50%, 6/25/37, CMO, VRN	Caa2/D	351,294
473	Merrill Lynch Mortgage Backed Securities Trust,
	5.781%, 4/25/37, CMO, VRN	NR/CCC	330,054
136	Morgan Stanley Mortgage Loan Trust, 5.355%, 6/25/36, CMO, FRN	A1/AAA	124,798
10,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(d)(f)	NR/NR	5,387,400
800	Residential Asset Securitization Trust, 6.50%, 8/25/36, CMO	Ca/CCC	476,047
193	Sequoia Mortgage Trust, 3.397%, 1/20/47, CMO, VRN	NR/CCC	143,458
1,949	Structured Adjustable Rate Mortgage Loan Trust,
	3.394%, 8/25/34, CMO, VRN	A3/AA	1,524,372

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	WaMu Mortgage Pass Through Certificates, CMO,
$388	5.280%, 1/25/37, FRN	NR/CCC	$285,019
345	5.314%, 3/25/37, VRN	NR/BB	274,693
1,482	5.387%, 2/25/37, VRN	NR/CCC	1,050,372
345	5.458%, 4/25/37, FRN	NR/CCC	236,885
246	5.563%, 12/25/36, FRN	NR/CCC	175,162
899	5.565%, 12/25/36, VRN	NR/CCC	601,655
2,971	5.607%, 11/25/36, VRN	NR/CCC	2,189,591
621	5.635%, 5/25/37, FRN	NR/CC	405,095
765	5.673%, 2/25/37, VRN	NR/CCC	488,027
823	5.834%, 2/25/37, FRN	NR/CCC	568,343
454	5.920%, 9/25/36, VRN	NR/CCC	345,024
	Wells Fargo Mortgage Backed Securities Trust, CMO, FRN,
540	5.589%, 7/25/36	NR/CCC	413,368
390	6.023%, 9/25/36	B3/NR	304,881
	Total Mortgage-Backed Securities (cost—$71,161,603)		78,044,319

Shares
CONVERTIBLE PREFERRED STOCK—2.6%
Banking—1.3%
18,925	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	17,373,150

Insurance—1.3%
1,596,019	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	18,082,895
	Total Convertible Preferred Stock (cost—$28,820,537)		35,456,045

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—1.8%
Chemicals—0.1%
$1,098	INEOS Group Ltd., 7.001%, 10/7/12, Term A		977,577

Utilities—1.7%
	Texas Competitive Electric Holdings Co. LLC,
24,441	3.735%, 10/10/14		19,686,923
4,431	3.735%, 10/10/14, Term B		3,587,136
309	3.751%, 10/10/14		249,202
23	3.751%, 10/10/14, Term B		18,538
34	3.753%, 10/10/14, Term B		27,807
			23,569,606
	Total Senior Loans (cost—$23,760,123)		24,547,183

MUNICIPAL BONDS & NOTES—1.5%
California—1.5%
20,000	State Public Works Board Rev., Build America Bonds,
	8.361%, 10/1/34, Ser. G-2 (cost—$20,000,000)	Baa2/A-	19,661,600

Shares
PREFERRED STOCK—0.8%
Financial Services—0.8%
9,000	Sovereign Real Estate Investment Trust,
	12.00%, 5/16/20 (a)(b)(d)(k) (cost—$10,080,000) (acquisition cost $10,080,000; purchased 12/3/09)	Baa2/BBB+	10,113,751

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS—0.6%
Brazil—0.6%
BRL 14,400	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12, Ser. F (cost—$7,938,488)	Baa3/NR	$8,403,356

Shares
COMMON STOCK—0.1%
Energy—0.1%
40,003	Semgroup L.P. (i) (cost—$1,040,072)	1,030,071

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—0.0%
$900	GSAA Trust, 0.531%, 3/25/37, FRN (cost—$583,900)	Caa2/CCC	419,001

Units
WARRANTS—0.0%
Energy—0.0%
42,108	Semgroup L.P., expires 11/14/30 (i) (cost—$189,487)	189,487

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—3.7%
Corporate Notes—2.7%
Financial Services—2.7%
	American General Finance Corp.,
$15,000	0.307%, 3/2/10, FRN	B2/NR	14,724,015
3,445	4.625%, 9/1/10	B2/BB+	3,339,297
14,500	4.875%, 5/15/10 (j)	B2/BB+	14,300,683
4,075	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	B3/B-	4,137,009
	Total Corporate Notes (cost—$34,450,901)		36,501,004
U.S. Treasury Bills (h)—0.1%
1,560	0.02%-0.17%,1/7/10-2/11/10 (cost—$1,559,991)		1,559,991

Repurchase Agreements—0.9%
4,600	Credit Suisse Securities, dated 12/31/09, zero coupon, due 1/4/10, proceeds $4,600,000; collateralized by U.S. Treasury Bill, zero coupon, due 6/10/10, valued at $4,707,364 including accrued interest		4,600,000

5,000	JPMorgan Securities, Inc., dated 12/31/09, (0.02)%, due 1/4/10, proceeds $4,999,989; collateralized by U.S. Treasury Note, 3.125%, due 8/31/13, valued at $5,114,619 including accrued interest		5,000,000

Principal
Amount
(000s)		Value*
$2,680	State Street Bank & Trust Co., dated 12/31/09, 0.005%, due 1/4/10, proceeds $2,680,001; collateralized by U.S. Treasury Bills, zero coupon, due 1/14/10, valued at $2,735,000 including accrued interest	$2,680,000
	Total Repurchase Agreements (cost—$12,280,000)	12,280,000
	Total Short-Term Investments (cost—$48,290,892)	50,340,995

	Total Investments before options written (cost—$1,216,693,428)—100.2%	1,353,416,512

Contracts/
Notional
Amount
OPTIONS WRITTEN (i)—(0.2)%
	Call Options—(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
3,100,000	strike rate 2.75%, expires 4/19/10	(3,134)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
22,200,000	strike rate 3.25%, expires 2/17/10	(7,144)
50,900,000	strike rate 3.25%, expires 4/19/10	(92,740)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
147	strike price $120, expires 2/19/10	(5,500)
		(108,518)
	Put Options—(0.2)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
17,300,000	strike rate 3.50%, expires 2/17/10	(258,355)
1,900,000	strike rate 4.00%, expires 4/19/10	(20,867)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
22,200,000	strike rate 4.00%, expires 2/17/10	(366,460)
72,300,000	strike rate 4.25%, expires 4/19/10	(1,370,779)
4,600,000	strike rate 5.00%, expires 4/19/10	(22,025)
14,000,000	strike rate 6.00%, expires 8/31/10	(78,453)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
147	strike price $115, expires 2/19/10	(157,052)
		(2,273,991)
	Total Options Written (premiums received—$2,259,535)	(2,382,509)

	Total Investments net of options written (cost—$1,214,433,893)—100.0%	$1,351,034,003

Notes to Schedule of Investments:

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)   Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $321,872,957, representing 23.8% of total investments.

(b)   Illiquid.

(c)   These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2009.

(d)   144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)   In default.

(f)    Fair-Valued—Securities with an aggregate value of $88,251,890, representing 6.5% of total investments.

(g)   Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)   All or partial amount segregated as collateral for swaps.

(i)    Non-income producing.

(j)    All or partial amount segregated as collateral for reverse repurchase agreements.

(k)   Restricted. The aggregate acquisition cost of such securities is $78,407,307. The aggregate market value of $80,532,256 is approximately 6.0% of total investments.

Glossary:

BRL	—	Brazilian Real
	£—	British Pound
CBOT	—	Chicago Board of Trade
CMO	—	Collateralized Mortgage Obligation
	€—	Euro
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2009.
LIBOR	—	London Inter-Bank Offered Rate
NR	—	Not Rated
OTC	—	Over the Counter
PIK	—	Payment-in-Kind
VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2009.

Other Investments:

(A)  Futures contracts outstanding at December 31, 2009:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	71	$17,687	3/15/10	$4,438
	Financial Futures Euro—90 day	3,835	952,230	6/14/10	1,742,625
					$1,747,063

The Fund pledged cash collateral of $3,249,000 for futures contracts.

(B)  Transactions in options written for the nine months ended December 31, 2009 were:

		Notional
	Contracts	Amount	Premiums
Options outstanding, March 31, 2009	—	—	—
Options written	511	$280,700,000	$2,665,276
Options terminated in closing transactions	(217)	(72,200,000)	(405,741)
Options outstanding, December 31, 2009	294	$208,500,000	$2,259,535

(C) Credit Default swap agreements:

Sell Protection swap agreements outstanding at December 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received by Fund	Value (4)	Received	Appreciation
Citigroup:
International Lease Finance	$4,000	8.98%	12/20/13	5.00%	$(446,893)	$(640,000)	$193,107
SLM	4,550	4.98%	12/20/13	5.00%	11,766	(584,500)	596,266
Deutsche Bank:
Cemex	25,000	5.76%	9/20/10	5.50%	407,072	—	407,072
International Lease Finance	10,000	8.98%	12/20/13	5.00%	(1,117,232)	(1,475,000)	357,768
SLM	4,750	4.98%	12/20/13	5.00%	12,283	(665,000)	677,283
Goldman Sachs:
Cemex	25,000	5.76%	9/20/10	7.00%	723,458	—	723,458
GMAC	15,000	3.95%	3/20/12	6.45%	795,815	—	795,815
JPMorgan Chase:
Cemex	15,000	5.76%	9/20/10	5.85%	284,740	—	284,740
Merrill Lynch & Co.:
SLM	6,075	4.98%	12/20/13	5.00%	15,709	(850,500)	866,209
					$686,718	$(4,215,000)	$4,901,718

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at December 31, 2009:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	by Fund	by Fund	Value	Paid	(Depreciation)
Deutsche Bank	$950,000	9/22/16	3-Month USD-LIBOR	3.30%	$(618,558)	—	$(618,558)
Deutsche Bank	950,000	12/16/16	4.00%	3-Month USD-LIBOR	18,137,837	$10,792,000	7,345,837
					$17,519,279	$10,792,000	$6,727,279

LIBOR - London Inter-Bank Offered Rate

(E)  Forward foreign currency contracts outstanding at December 31, 2009:

					Unrealized
			U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty		Origination Date	December 31, 2009	(Depreciation)
Purchased:
38,317,063 Brazilian Real settling 2/2/10	JPMorgan Chase		$20,650,533	$21,848,988	$1,198,455
Sold:
38,317,063 Brazilian Real settling 2/2/10	HSBC Bank USA		20,058,061	21,848,987	(1,790,926)
86,686,000 British Pound settling 1/13/10	Citigroup		144,172,688	139,978,524	4,194,164
2,497,000 Euro settling 3/17/10	Goldman Sachs & Co	.	3,627,030	3,582,169	44,861
20,218,000 Euro settling 1/8/10	HSBC Bank USA		30,508,962	29,007,658	1,501,304
30,225,000 Euro settling 2/18/10	Royal Bank of Scotland PLC		44,856,318	43,362,656	1,493,662
					$6,641,520

The Fund received $3,760,000 in principal value of U.S. Treasury Bills and $21,840,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(F) Open reverse repurchase agreements at December 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.55%	12/3/09	1/5/10	$13,887,152	$13,880,366
	0.55%	12/11/09	1/12/10	7,448,181	7,445,451
	0.55%	12/29/09	1/28/10	22,887,811	22,885,713
	0.80%	12/3/09	1/5/10	7,765,551	7,759,688
Barclays Bank	0.65%	12/4/09	1/7/10	23,838,335	23,825,000
	0.65%	12/8/09	1/8/10	24,439,909	24,428,000
	0.65%	12/16/09	1/15/10	1,573,539	1,573,000
	0.65%	12/17/09	1/15/10	8,392,727	8,390,000
	0.65%	12/30/09	1/28/10	33,730,045	33,727,000
	0.85%	12/30/09	1/28/10	12,227,443	12,226,000
					$156,140,218

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended December 31, 2009 was $87,679,876 at a weighted average interest rate of 0.83%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at December 31, 2009 was $172,396,966.

The Fund received $3,986,716 in principal value of U.S. government agency securities and $940,000 in U.S. Treasury Bills as collateral for reverse repurchase agreements. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at December 31, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/09
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$10,500,000	$29,995,110	$40,495,110
Banking	—	157,930,782	14,728,329	172,659,111
Financial Services	—	385,429,762	35,901,460	421,331,222
Printing/Publishing	—	1,998,750	49,876	2,048,626
All Other	—	488,676,635	—	488,676,635
Mortgaged-Backed Securities	—	48,262,247	29,782,072	78,044,319
Convertible Preferred Stock	$35,456,045	—	—	35,456,045
Senior Loans	—	24,547,183	—	24,547,183
Municipal Bonds & Notes	—	19,661,600	—	19,661,600
Preferred Stock	—	10,113,751	—	10,113,751
Sovereign Debt Obligations	—	8,403,356	—	8,403,356
Common Stock	—	—	1,030,071	1,030,071
Asset-Backed Securities	—	419,001	—	419,001
Warrants	—	—	189,487	189,487
Short-Term Investments	—	50,340,995	—	50,340,995
Total Investments in Securities - Assets	$35,456,045	$1,206,284,062	$111,676,405	$1,353,416,512

Investments in Securities - Liabilities
Options Written, at value	—	$(2,382,509)	—	$(2,382,509)
Other Financial Instruments*	$1,747,063	$18,270,517	—	$20,017,580
Total Investments	$37,203,108	$1,222,172,070	$111,676,405	$1,371,051,583

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2009, was as follows:

					Total Change
	Beginning	Net	Accrued		in Unrealized	Transfers in
	Balance	Purchases(Sales)	Discounts	Total Realized	Appreciation/	and/or out	Ending Balance
	3/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	of Level 3	12/31/09
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$14,043,789	$12,241,698	$78,533	$44,094	$3,586,996	—	$29,995,110
Banking	1,345,344	15,000,000	3,320	—	1,903,665	$(3,524,000)	14,728,329
Financial Services	11,105,201	22,283,089	1,460,037	(37,873)	1,198,173	(107,167)	35,901,460
Oil & Gas	3,909,988	(4,000,000)	(18,381)	—	108,393	—	—
Printing/Publishing	247,536	—	—	—	(197,660)	—	49,876
Mortgaged-Backed Securities	—	26,296,172	553,755	54,906	2,877,239	—	29,782,072
Common Stock	—	1,040,072	—	—	(10,001)	—	1,030,071
Warrants	—	189,487	—	—	—	—	189,487
Total Investments	$30,651,858	$73,050,518	$2,077,264	$61,127	$9,466,805	$(3,631,167)	$111,676,405

The net change in unrealized appreciation/depreciation on investments, which the Fund held at December 31, 2009 was $7,070,456.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 16, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 16, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 16, 2010